Employee defined benefits plans obligation (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of employee benefit costs

	Successor – As of December 31, 2020	Successor – As of December 31, 2019	Successor – As of December 31, 2018	Predecessor – As of April 4, 2018
Cost of the current services	(60)	(68)	(99)	(38)
Cost of interest	(190)	(152)	(446)	(126)
Reductions	—	—	177	—
Return on plan assets	—	—	—	56

Total	(250)	(220)	(368)	(108)

Summary of obligations for defined benefit plans

	Successor – December 31, 2020
	Present value of the obligation	Fair value of plan assets	Net liability at the end of the year
Balances at the beginning of the year	(12,351)	7,882	(4,469)
Items classified in profit or loss
Current services cost	(60)	—	(60)
Cost for interest	(587)	397	(190)
Items classified in other comprehensive income
Actuarial loss	735	(275)	460
Benefit payments	798	(798)	—
Contributions paid	—	798	798

Balances at the end of the year	(11,465)	8,004	(3,461)

	Successor – December 31, 2020 Successor – December 31, 2019
	Present value of the obligation	Fair value of plan assets	Net liability at the end of the year
Balances at the beginning of the year	(11,014)	7.712	(3,302)
Items classified in profit or loss
Current services cost	(68)	—	(68)
Cost for interest	(541)	389	(152)
Items classified in other comprehensive income
Actuarial loss	(1,358)	(219)	(1,577)
Benefit payments	630	(630)	—
Contributions paid	—	630	630

Balances at the end of the year	(12,351)	7,882	(4,469)

	Successor – December 31, 2018
	Present value of the obligation	Fair value of plan assets	Net liability at the end of the year
Balances at the beginning of the year	(10,481)	5,656	(4,825)
Increase for business combination	(3,847)	2,076	(1,771)
Items classified in profit or loss
Current services cost	(99)	—	(99)
Cost for interest	(446)	(20)	(466)
Reductions	177	—	177
Exchange differences on translation gain (loss)	257	—	257
Items classified in other comprehensive income
Actuarial gains	2,698	—	2,698
Benefit payments	727	(727)	—
Contributions paid	—	727	727

Balances at the end of the year	(11,014)	7,712	(3,302)

	Predecessor-April 3, 2018
	Present value of the obligation	Fair value of plan assets	Net liability at the end of the period
Balances at the beginning of the period	(10,317)	5,634	(4,683)
Items classified in profit or loss
Current services cost	(38)	—	(38)
Cost for interest	(126)	—	(126)
Reductions	—	56	56
Exchange differences on translation	(57)	(34)	(91)
Items classified in other comprehensive income
Actuarial (losses) gains	(89)	—	(89)
Benefit payments	146	(146)	—
Contributions paid	—	146	146

Balances at the end of the period	(10,481)	5,656	(4,825)

Summary of fair value of plan assets
The fair value of the plan assets at the end of each reporting period by category, are as follows:

	Successor- December 31, 2020	Successor- December 31, 2019	Successor- December 31, 2018
Cash and cash equivalents	—	—	7,712
Debt instruments categorized by issuers’ credit rating:
- US Government bonds	8,004	7,882	—

Total	8,004	7,882	7,712

Summary of estimated expected benefits payments
Estimated expected benefits payments for the next ten (10) years are shown below. The amounts in the table represent the undiscounted cash flows and therefore do not reconcile to the obligations recorded at the end of the year.

	Successor- December 31, 2020	Successor- December 31, 2019	Successor- December 31, 2018
Less than one year	901	871	743
One to two years	889	851	825
Two to three years	899	836	811
Three to four years	884	856	800
Four to five years	885	839	783
Six to ten years	4,239	4,554	3,869

Summary of significant actuarial assumptions used
Significant actuarial assumptions used were as follows:

	Successor- December 31, 2020	Successor- December 31, 2019	Successor- December 31, 2018
Discount rate	5%	5%	5%
Assets return rate	5%	5%	—
Salaries increase	1%	1%	1%